Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net loss	$ (2,467,409)	$ (8,882,727)
Adjustments to reconcile net loss to net cash from operating activities:
Provision for loan losses	2,483,640	6,024,775
Depreciation	522,212	579,553
Net amortization of securities	258,365	199,959
Net realized gain on sale of securities	(3,288)	(79,814)
Net realized gain on sale of loans	(295,961)	(316,525)
Net realized (gain) loss on sale of foreclosed assets	(192,176)	193,559
Foreclosed asset impairment	1,047,644	2,575,129
Originations of loans for sale	(18,157,446)	(19,707,901)
Proceeds from loan sales	14,181,687	19,831,855
Deferred federal income tax benefit	(103,669)	0
Net change in:
Accrued interest receivable and other assets	217,247	1,090,040
Accrued interest payable and other liabilities	335,964	262,606
Net cash (used in) from operating activities	(2,173,190)	1,770,509
Activity in available for sale securities:
Sales	820,285	3,751,027
Maturities, prepayments and calls	13,800,337	11,445,595
Purchases	(12,638,990)	(24,340,702)
Loan originations and payments, net	12,491,304	10,798,221
Redemption (purchase) of Federal Home Loan Bank stock	29,000	(75,700)
Additions to premises and equipment, net	(52,901)	(160,560)
Proceeds from the sale of foreclosed assets	367,841	2,480,359
Net cash from investing activities	14,816,876	3,898,240
Cash flows from financing activities
Net change in deposits	(27,717,941)	20,686,568
Net change in federal funds purchased and repurchase agreements	353,950	460,468
Repayment of FHLB advances	0	(6,000,000)
Net cash (used in) from financing activities	(27,363,991)	15,147,036
Net change in cash and cash equivalents	(14,720,305)	20,815,785
Beginning cash and cash equivalents	23,639,873	2,824,088
Ending cash and cash equivalents	8,919,568	23,639,873
Supplemental cash flow information:
Cash paid during the period for interest	2,960,854	4,834,163
Transfers from loans to foreclosed assets	1,544,993	3,073,725
Transfers from securities held to maturity to available for sale	0	5,839,614
Foreclosed asset sales financed by the Bank	$ 427,440	$ 883,000